Loan Capital - Tier 2 loan capital (Details) € in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 AUD ($)	Sep. 30, 2022 JPY (¥)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 SGD ($)	Sep. 30, 2022 NZD ($)	Sep. 30, 2021 AUD ($)	Sep. 30, 2021 JPY (¥)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 SGD ($)	Sep. 30, 2021 HKD ($)	Sep. 30, 2020 AUD ($)
Loan capital
Loan capital			$ 31,254					$ 29,067					$ 23,949
Subordinated notes
Loan capital
Loan capital			21,459					18,362
Percentage of share price to determine maximum conversion number	20.00%
Number of business days for immediate and irrevocable termination of rights after non-viability trigger event if conversion not occur	5 days
Subordinated notes issued by Westpac Banking Corporation
Loan capital
Loan capital			20,939					18,362
AUD 350 million 4.50% subordinated notes
Loan capital
Principal amount								350
Loan capital								$ 351
AUD 350 million 4.50% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		4.50%						4.50%	4.50%	4.50%	4.50%	4.50%
AUD 350 million 4.50% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)		1.95%						1.95%	1.95%	1.95%	1.95%	1.95%
SGD 325 million subordinated notes
Loan capital
Principal amount											$ 325
Loan capital								$ 337
SGD 325 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		4.00%						4.00%	4.00%	4.00%	4.00%	4.00%
SGD 325 million subordinated notes | Five year SGD swap offer rate
Loan capital
Interest rate adjustments (as a percent)		1.54%						1.54%	1.54%	1.54%	1.54%	1.54%
AUD 175 million subordinated notes
Loan capital
Principal amount			175					$ 175
Loan capital			$ 172					$ 181
AUD 175 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
AUD 175 million subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
USD 100 million subordinated notes
Loan capital
Principal amount	$ 100	$ 100
Loan capital			$ 121					$ 148
USD 100 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
JPY 20,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 20,000					¥ 20,000
Loan capital			$ 212					$ 249
JPY 20,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
JPY 10,200 million subordinated notes
Loan capital
Principal amount | ¥				¥ 10,200					¥ 10,200
Loan capital			$ 108					$ 127
JPY 10,200 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
JPY 10,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 10,000					¥ 10,000
Loan capital			$ 106					$ 124
JPY 10,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
JPY 8,000 million subordinated notes
Loan capital
Principal amount | ¥									¥ 8,000
Loan capital								$ 99
JPY 8,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		0.9225%						0.9225%	0.9225%	0.9225%	0.9225%	0.9225%
JPY 8,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)		1.0005%						1.0005%	1.0005%	1.0005%	1.0005%	1.0005%
USD 1500 million 4.322% subordinated notes
Loan capital
Principal amount	$ 1,500	$ 1,500
Loan capital			$ 2,134					$ 2,181
USD 1500 million 4.322% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%
USD 1500 million 4.322% subordinated notes | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%
JPY 12,000 million subordinated notes
Loan capital
Principal amount | ¥									¥ 12,000
Loan capital								$ 149
JPY 12,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		0.87%						0.87%	0.87%	0.87%	0.87%	0.87%
JPY 12,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)		0.78%						0.78%	0.78%	0.78%	0.78%	0.78%
JPY 13,500 million subordinated notes
Loan capital
Principal amount | ¥									¥ 13,500
Loan capital								$ 168
JPY 13,500 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		0.868%						0.868%	0.868%	0.868%	0.868%	0.868%
JPY 13,500 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)		0.778%						0.778%	0.778%	0.778%	0.778%	0.778%
HKD 600 million subordinated notes
Loan capital
Principal amount												$ 600
Loan capital								$ 108
HKD 600 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		3.15%						3.15%	3.15%	3.15%	3.15%	3.15%
HKD 600 million subordinated notes | Five year HKD mid-swap rate
Loan capital
Interest rate adjustments (as a percent)		1.34%						1.34%	1.34%	1.34%	1.34%	1.34%
AUD 350 million 4.334% subordinated notes
Loan capital
Principal amount			$ 350					$ 350
Loan capital			$ 350					$ 350
AUD 350 million 4.334% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%
AUD 350 million 4.334% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%
AUD 185 million subordinated notes
Loan capital
Principal amount			$ 185					$ 185
Loan capital			$ 184					$ 185
AUD 185 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
AUD 250 million subordinated notes
Loan capital
Principal amount			$ 250					$ 250
Loan capital			$ 248					$ 250
AUD 250 million subordinated notes | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
AUD 130 million subordinated notes
Loan capital
Principal amount			$ 130					$ 130
Loan capital			$ 130					$ 130
AUD 130 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
AUD 725 million subordinated notes
Loan capital
Principal amount			$ 725					$ 725
Loan capital			$ 722					$ 724
AUD 725 million subordinated notes | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
USD 1,000 million 4.421% fixed rate subordinated notes
Loan capital
Principal amount	$ 1,000	$ 1,000
Loan capital			$ 1,257					$ 1,481
USD 1,000 million 4.421% fixed rate subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%
USD 1,250 million subordinated notes
Loan capital
Principal amount	$ 1,250	$ 1,250
Loan capital			$ 1,708					$ 1,813
USD 1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
USD 1,250 million subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
AUD 1,000 million subordinated notes
Loan capital
Principal amount			$ 1,000					$ 1,000
Loan capital			$ 998					$ 999
AUD 1,000 million subordinated notes | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
USD 1500 million 2.894% subordinated notes
Loan capital
Principal amount	$ 1,500	$ 1,500
Loan capital			$ 2,166					$ 2,133
USD 1500 million 2.894% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%
USD 1500 million 2.894% subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
USD 1500 million 2.668% subordinated notes
Loan capital
Principal amount	$ 1,500	$ 1,500
Loan capital			$ 1,835					$ 1,970
USD 1500 million 2.668% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.668%	2.668%	2.668%	2.668%	2.668%	2.668%	2.668%	2.668%	2.668%	2.668%	2.668%	2.668%
USD 1500 million 2.668% subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
USD 1,000 million 2.963% fixed rate subordinated notes
Loan capital
Principal amount	$ 1,000	$ 1,000
Loan capital			$ 1,054					$ 1,264
USD 1,000 million 2.963% fixed rate subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%
AUD 1,250 million subordinated notes
Loan capital
Principal amount			$ 1,250					$ 1,250
Loan capital			$ 1,239					$ 1,237
AUD 1,250 million subordinated notes | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
EUR 1,000 million subordinated notes
Loan capital
Principal amount | €					€ 1,000					€ 1,000
Loan capital			$ 1,342					$ 1,604
EUR 1,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%
EUR 1,000 million subordinated notes | Five-year EUR mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
USD 1,000 million 3.133% fixed rate subordinated notes
Loan capital
Principal amount	$ 1,000
Loan capital			$ 1,118
USD 1,000 million 3.133% fixed rate subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	3.133%		3.133%	3.133%	3.133%	3.133%	3.133%
USD 1,250 million 3.020% subordinated notes
Loan capital
Principal amount	$ 1,250
Loan capital			$ 1,579
USD 1,250 million 3.020% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	3.02%		3.02%	3.02%	3.02%	3.02%	3.02%
USD 1,250 million 3.020% subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.53%		1.53%	1.53%	1.53%	1.53%	1.53%
JPY 26,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 26,000
Loan capital			$ 275
JPY 26,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%
JPY 26,000 million subordinated notes | Five-year Japanese government bond rate
Loan capital
Interest rate adjustments (as a percent)	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%
USD 1,000 million 5.405% subordinated notes
Loan capital
Principal amount	$ 1,000
Loan capital			$ 1,411
USD 1,000 million 5.405% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.405%		5.405%	5.405%	5.405%	5.405%	5.405%
USD 1,000 million 5.405% subordinated notes | One-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	2.68%		2.68%	2.68%	2.68%	2.68%	2.68%
SGD 450 million subordinated notes
Loan capital
Principal amount						$ 450
Loan capital			$ 470
SGD 450 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.65%		4.65%	4.65%	4.65%	4.65%	4.65%
SGD 450 million subordinated notes | Prevailing five-year SORA Overnight Indexed Swap rate
Loan capital
Interest rate adjustments (as a percent)	1.751%		1.751%	1.751%	1.751%	1.751%	1.751%
Subordinated notes issued by Westpac New Zealand
Loan capital
Loan capital			$ 520
NZ $600 million subordinated notes
Loan capital
Principal amount							$ 600
Loan capital			$ 520
NZ $600 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	6.19%		6.19%	6.19%	6.19%	6.19%	6.19%
NZ $600 million subordinated notes | New Zealand 3-month Bank bill rate
Loan capital
Interest rate adjustments (as a percent)	2.10%		2.10%	2.10%	2.10%	2.10%	2.10%
Subordinated perpetual notes
Loan capital
Loan capital								$ 489
Period prior to payment of dividend on share for payment of interest	12 months	12 months
Subordinated perpetual notes | 6 month US$ LIBOR
Loan capital
Interest rate adjustments (as a percent)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Parent Entity
Loan capital
Loan capital			$ 30,734					$ 29,067					$ 23,949
Parent Entity | Subordinated notes issued by Westpac Banking Corporation
Loan capital
Loan capital			20,939					18,362
Parent Entity | AUD 350 million 4.50% subordinated notes
Loan capital
Principal amount								350
Loan capital								$ 351
Parent Entity | AUD 350 million 4.50% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		4.50%						4.50%	4.50%	4.50%	4.50%	4.50%
Parent Entity | AUD 350 million 4.50% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)		1.95%						1.95%	1.95%	1.95%	1.95%	1.95%
Parent Entity | SGD 325 million subordinated notes
Loan capital
Principal amount											$ 325
Loan capital								$ 337
Parent Entity | SGD 325 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		4.00%						4.00%	4.00%	4.00%	4.00%	4.00%
Parent Entity | SGD 325 million subordinated notes | Five year SGD swap offer rate
Loan capital
Interest rate adjustments (as a percent)		1.54%						1.54%	1.54%	1.54%	1.54%	1.54%
Parent Entity | AUD 175 million subordinated notes
Loan capital
Principal amount			175					$ 175
Loan capital			$ 172					$ 181
Parent Entity | AUD 175 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Parent Entity | AUD 175 million subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
Parent Entity | USD 100 million subordinated notes
Loan capital
Principal amount	$ 100	$ 100
Loan capital			$ 121					$ 148
Parent Entity | USD 100 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | JPY 20,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 20,000					¥ 20,000
Loan capital			$ 212					$ 249
Parent Entity | JPY 20,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Parent Entity | JPY 10,200 million subordinated notes
Loan capital
Principal amount | ¥				¥ 10,200					¥ 10,200
Loan capital			$ 108					$ 127
Parent Entity | JPY 10,200 million subordinated notes | Fixed interest rate
Loan capital
Interest rate adjustments (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Parent Entity | JPY 10,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 10,000					¥ 10,000
Loan capital			$ 106					$ 124
Parent Entity | JPY 10,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Parent Entity | JPY 8,000 million subordinated notes
Loan capital
Principal amount | ¥									¥ 8,000
Loan capital								$ 99
Parent Entity | JPY 8,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		0.9225%						0.9225%	0.9225%	0.9225%	0.9225%	0.9225%
Parent Entity | JPY 8,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)		1.0005%						1.0005%	1.0005%	1.0005%	1.0005%	1.0005%
Parent Entity | USD 1500 million 4.322% subordinated notes
Loan capital
Principal amount	$ 1,500	$ 1,500
Loan capital			$ 2,134					$ 2,181
Parent Entity | USD 1500 million 4.322% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%
Parent Entity | USD 1500 million 4.322% subordinated notes | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%
Parent Entity | JPY 12,000 million subordinated notes
Loan capital
Principal amount | ¥									¥ 12,000
Loan capital								$ 149
Parent Entity | JPY 12,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		0.87%						0.87%	0.87%	0.87%	0.87%	0.87%
Parent Entity | JPY 12,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)		0.78%						0.78%	0.78%	0.78%	0.78%	0.78%
Parent Entity | JPY 13,500 million subordinated notes
Loan capital
Principal amount | ¥									¥ 13,500
Loan capital								$ 168
Parent Entity | JPY 13,500 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		0.868%						0.868%	0.868%	0.868%	0.868%	0.868%
Parent Entity | JPY 13,500 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)		0.778%						0.778%	0.778%	0.778%	0.778%	0.778%
Parent Entity | HKD 600 million subordinated notes
Loan capital
Principal amount												$ 600
Loan capital								$ 108
Parent Entity | HKD 600 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		3.15%						3.15%	3.15%	3.15%	3.15%	3.15%
Parent Entity | HKD 600 million subordinated notes | Five year HKD mid-swap rate
Loan capital
Interest rate adjustments (as a percent)		1.34%						1.34%	1.34%	1.34%	1.34%	1.34%
Parent Entity | AUD 350 million 4.334% subordinated notes
Loan capital
Principal amount			$ 350					$ 350
Loan capital			$ 350					$ 350
Parent Entity | AUD 350 million 4.334% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%
Parent Entity | AUD 350 million 4.334% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%
Parent Entity | AUD 185 million subordinated notes
Loan capital
Principal amount			$ 185					$ 185
Loan capital			$ 184					$ 185
Parent Entity | AUD 185 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | AUD 250 million subordinated notes
Loan capital
Principal amount			$ 250					$ 250
Loan capital			$ 248					$ 250
Parent Entity | AUD 250 million subordinated notes | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Parent Entity | AUD 130 million subordinated notes
Loan capital
Principal amount			$ 130					$ 130
Loan capital			$ 130					$ 130
Parent Entity | AUD 130 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | AUD 725 million subordinated notes
Loan capital
Principal amount			$ 725					$ 725
Loan capital			$ 722					$ 724
Parent Entity | AUD 725 million subordinated notes | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Parent Entity | USD 1,000 million 4.421% fixed rate subordinated notes
Loan capital
Principal amount	$ 1,000	$ 1,000
Loan capital			$ 1,257					$ 1,481
Parent Entity | USD 1,000 million 4.421% fixed rate subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%
Parent Entity | USD 1,250 million subordinated notes
Loan capital
Principal amount	$ 1,250	$ 1,250
Loan capital			$ 1,708					$ 1,813
Parent Entity | USD 1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
Parent Entity | USD 1,250 million subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Parent Entity | AUD 1,000 million subordinated notes
Loan capital
Principal amount			$ 1,000					$ 1,000
Loan capital			$ 998					$ 999
Parent Entity | AUD 1,000 million subordinated notes | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Parent Entity | USD 1500 million 2.894% subordinated notes
Loan capital
Principal amount	$ 1,500	$ 1,500
Loan capital			$ 2,166					$ 2,133
Parent Entity | USD 1500 million 2.894% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%
Parent Entity | USD 1500 million 2.894% subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Parent Entity | USD 1500 million 2.668% subordinated notes
Loan capital
Principal amount	$ 1,500	$ 1,500
Loan capital			$ 1,835					$ 1,970
Parent Entity | USD 1500 million 2.668% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.668%		2.668%	2.668%	2.668%	2.668%	2.668%
Parent Entity | USD 1500 million 2.668% subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.75%		1.75%	1.75%	1.75%	1.75%	1.75%
Parent Entity | USD 1,000 million 2.963% fixed rate subordinated notes
Loan capital
Principal amount	$ 1,000	$ 1,000
Loan capital			$ 1,054					$ 1,264
Parent Entity | USD 1,000 million 2.963% fixed rate subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%	2.963%
Parent Entity | AUD 1,250 million subordinated notes
Loan capital
Principal amount			$ 1,250					$ 1,250
Loan capital			$ 1,239					$ 1,237
Parent Entity | AUD 1,250 million subordinated notes | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Parent Entity | EUR 1,000 million subordinated notes
Loan capital
Principal amount | €					€ 1,000					€ 1,000
Loan capital			$ 1,342					$ 1,604
Parent Entity | EUR 1,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%	0.766%
Parent Entity | EUR 1,000 million subordinated notes | Five-year EUR mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Parent Entity | USD 1,000 million 3.133% fixed rate subordinated notes
Loan capital
Principal amount	$ 1,000
Loan capital			$ 1,118
Parent Entity | USD 1,000 million 3.133% fixed rate subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	3.133%		3.133%	3.133%	3.133%	3.133%	3.133%
Parent Entity | USD 1,250 million 3.020% subordinated notes
Loan capital
Principal amount	$ 1,250
Loan capital			$ 1,579
Parent Entity | USD 1,250 million 3.020% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	3.02%		3.02%	3.02%	3.02%	3.02%	3.02%
Parent Entity | USD 1,250 million 3.020% subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.53%		1.53%	1.53%	1.53%	1.53%	1.53%
Parent Entity | JPY 26,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 26,000
Loan capital			$ 275
Parent Entity | JPY 26,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%
Parent Entity | JPY 26,000 million subordinated notes | Five-year Japanese government bond rate
Loan capital
Interest rate adjustments (as a percent)	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%
Parent Entity | USD 1,000 million 5.405% subordinated notes
Loan capital
Principal amount	$ 1,000
Loan capital			$ 1,411
Parent Entity | USD 1,000 million 5.405% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.405%		5.405%	5.405%	5.405%	5.405%	5.405%
Parent Entity | USD 1,000 million 5.405% subordinated notes | One-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	2.68%		2.68%	2.68%	2.68%	2.68%	2.68%
Parent Entity | SGD 450 million subordinated notes
Loan capital
Principal amount						$ 450
Loan capital			$ 470
Parent Entity | SGD 450 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.65%		4.65%	4.65%	4.65%	4.65%	4.65%
Parent Entity | SGD 450 million subordinated notes | Prevailing five-year SORA Overnight Indexed Swap rate
Loan capital
Interest rate adjustments (as a percent)	1.751%		1.751%	1.751%	1.751%	1.751%	1.751%
Parent Entity | Subordinated perpetual notes
Loan capital
Loan capital								$ 489